Segment Information	3 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Segment Information
(14) Segment Information

Identification of the majority of the Partnership's operating segments is based principally upon geographic regions served.  The Partnership’s reportable segments consist of the following: natural gas gathering, processing, transmission and fractionation operations located in north Texas, south Texas and the Permian Basin in west Texas ("Texas"), the pipelines and processing plants located in Louisiana and NGL assets located in south Louisiana ("Louisiana"), natural gas gathering and processing operations located throughout Oklahoma ("Oklahoma") and crude rail, truck, pipeline, and barge facilities in the Ohio River Valley ("ORV"), west Texas, south Texas and Louisiana ("Crude and Condensate"). The Partnership's Crude and Condensate segment, which is identified based upon the nature of services provided to customers of the segment, has historically been referred to as the Partnership's ORV segment. Due to the growth in this segment, including the acquisition of LPC, the Partnership has renamed this segment to more accurately reflect the assets included therein. The Partnership has restated the prior period to include certain crude and condensate activity in the Crude and Condensate segment. Operating activity for intersegment eliminations is shown in the corporate segment.  The Partnership’s sales are derived from external domestic customers.

Corporate expenses include general partnership expenses associated with managing all reportable operating segments. Corporate assets consist primarily of cash, property and equipment, including software, for general corporate support, debt financing costs and investments in HEP and GCF. The Partnership evaluates the performance of its operating segments based on operating revenues and segment profits.

Summarized financial information concerning the Partnership’s reportable segments is shown in the following tables:

	Texas	Louisiana	Oklahoma	Crude and Condensate	Corporate	Totals
	(In millions)
Three Months Ended March 31, 2015 (1)
Sales to external customers	$70.7	$429.7	$9.0	$263.7	$—	$773.1
Sales to affiliates	140.6	11.9	34.9	4.2	(24.4)	167.2
Purchased gas, NGLs, condensate and crude oil	(66.5)	(376.4)	(3.4)	(235.5)	24.4	(657.4)
Operating expenses	(48.5)	(22.5)	(7.9)	(19.5)	—	(98.4)
Gain on derivative activity	—	—	—	—	0.2	0.2
Segment profit	$96.3	$42.7	$32.6	$12.9	$0.2	$184.7
Depreciation and amortization	$(36.5)	$(27.4)	$(13.5)	$(12.4)	$(1.5)	$(91.3)
Goodwill	$1,168.2	$786.8	$190.3	$137.8	$—	$2,283.1
Capital expenditures	$73.7	$17.8	$5.4	$59.2	$4.3	$160.4
Three Months Ended March 31, 2014 (1)
Sales to external customers	$48.3	$152.5	$11.5	$20.1	$—	$232.4
Sales to affiliates	335.9	0.5	162.9	—	(7.4)	491.9
Purchased gas, NGLs, condensate and crude oil	(257.7)	(140.5)	(133.8)	(14.3)	7.4	(538.9)
Operating expenses	(31.7)	(5.1)	(6.7)	(3.3)	—	(46.8)
Loss on derivative activity	—	—	—	—	(1.3)	(1.3)
Segment profit	$94.8	$7.4	$33.9	$2.5	$(1.3)	$137.3
Depreciation and amortization	$(27.2)	$(5.2)	$(14.2)	$(1.8)	$(0.1)	$(48.5)
Goodwill	$1,256.7	$885.1	$190.3	$106.0	$—	$2,438.1
Capital expenditures	$25.1	$22.1	$10.2	$5.4	$5.5	$68.3

(1) Financial information has been recast to include the financial position and results attributable to the VEX Interests.

The table below presents information about segment assets as of March 31, 2015 and December 31, 2014:

	March 31, 2015 (1)	December 31, 2014 (1)
Segment Identifiable Assets:	(In millions)
Texas	$3,958.7	$3,302.9
Louisiana	3,175.7	3,316.5
Oklahoma	883.4	892.8
Crude and Condensate	1,170.3	871.8
Corporate	316.4	318.0
Total identifiable assets	$9,504.5	$8,702.0

(1) Financial information has been recast to include the financial position and results attributable to the VEX Interests.

The following table reconciles the segment profits reported above to the operating income as reported in the condensed consolidated statements of operations (in millions):

	Three Months Ended March 31,
	2015 (1)	2014 (1)
Segment profits	$184.7	$137.3
General and administrative expenses	(41.9)	(15.3)
Depreciation and amortization	(91.3)	(48.5)
Operating income	$51.5	$73.5

(1) Financial information has been recast to include the financial position and results attributable to the VEX Interests.